OTHER LIABILITIES	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
OTHER LIABILITIES	OTHER LIABILITIES

	At December 31,
	2022	2021
Other current liabilities:
Reclamation and remediation liabilities	$526	$273
Accrued operating costs (1)	370	201
Accrued capital expenditures	221	155
Silver streaming agreement	80	71
Payables to NGM (2)	73	114
Other (3)	329	359
	$1,599	$1,173

Other non-current liabilities:
Income and mining taxes (4)	$206	$328
Norte Abierto deferred payments (5)	94	102
Other (6)	130	178
	$430	$608
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(1)Includes an estimated compensation payment to the Worsley JV related to the waiver of certain rights within the cross-operation agreement that confers priority to the bauxite operations at the Boddington mine.
(2)Payables to NGM at December 31, 2022 and December 31, 2021 consist of amounts due to (from) NGM representing Barrick's 61.5% proportionate share of the amount owed to NGM for gold and silver purchased by Newmont and CC&V toll milling provided by NGM. Newmont’s 38.5% share of such amounts is eliminated upon proportionate consolidation of its interest in NGM. The CC&V toll milling agreement with NGM expired on December 31, 2022. Receivables for Newmont's 38.5% proportionate share related to NGM's activities with Barrick are presented within Other current assets.
(3)Primarily consists of royalties, accrued interest on debt, and taxes other than income and mining taxes.
(4)Includes unrecognized tax benefits, including penalties and interest.
(5)Current portion of $26 and $22 for the years ended December 31, 2022 and December 31, 2021, respectively, is included in Other current liabilities on the Consolidated Balance Sheets.
(6)Primarily consists of the non-current portion of operating lease liabilities.